Commitments and Contingencies (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 08, 2023	Apr. 07, 2021	May 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Mar. 23, 2021
Commitments and Contingencies (Details) [Line Items]
Generating gross proceeds		$ 23,692,510
Underwriting discount of per unit (in Dollars per share)				$ 0.2	$ 0.2
Aggregate underwrites received cash				$ 6,500,000	$ 6,500,000
Deferred fee of per unit (in Dollars per share)				$ 0.35	$ 0.35
Aggregate deferred fee				$ 11,300,000	$ 11,300,000
Deferred underwriting commissions			$ 11,329,238
Public shares held (in Shares)	1,000,000
Share price (in Dollars per share)	$ 0.033	$ 9.51				$ 9.53
Cash	$ 66,000
Non redemption agreement	$ 396,000
Outstanding shareholder redemption liability				$ 264,000
Forfeit share (in Shares)				1,125,000	1,125,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)				4,500,000	4,500,000
Generating gross proceeds		$ 23,692,510
Class A Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Forfeit share (in Shares)				1,000,000
Sponsor shares (in Shares)				2,600,000